Stock Authorization And Issuance (Narrative) (Details)							1 Months Ended							3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 08, 2020 USD ($) shares	Feb. 28, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) shares	Mar. 26, 2018 item $ / shares shares	Oct. 17, 2017 USD ($) shares	Mar. 30, 2016 $ / shares	Mar. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares item shares	Mar. 31, 2016	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 16, 2020 USD ($) $ / shares shares	Nov. 30, 2019 shares	Oct. 31, 2018 shares	Jun. 12, 2018 shares	Oct. 31, 2017 shares	Nov. 17, 2005 shares
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares authorized																			15,000,000							100,000
Preferred Stock, Shares outstanding																			0
Common stock, shares authorized														110,000,000			110,000,000		110,000,000	75,000,000		110,000,000	75,000,000	40,000,000
Warrants to purchase common stock		5,000,000
Exercise price per warrant | $ / shares																			$ 0.44
Outstanding warrants														14,900,000			14,900,000
Warrants | $																			$ 1,330,000	$ 1,810,000
Sale of common stock, number of shares									1,800,000										2,900,000
Sale of common stock | $									$ 180,000					$ 768,000	$ 2,850,000	$ 60,000				$ 5,276,000
Sale of stock price per share | $ / shares									$ 0.10
Shares of common stock issued upon exercise of warrants																			12,200,000	13,300,000
Estimated fair market value | $														2,300,000			$ 2,300,000		$ 1,300,000	$ 1,800,000
Proceeds from warrants exercised | $																	900,000
Issuance of stock to consultants, shares										625,000
Issuance of stocks to consultants | $										$ 60,000
Change in fair value of contingent payment obligation | $														(1,142,000)		365,000	$ (3,382,000)	$ 823,000	$ (1,094,000)	$ (5,661,000)
Aspire Capital Fund, LLC [Member]
Stock Authorization And Issuance [Line Items]
Warrants exercised		1,070,000
Proceeds from warrants exercised | $		$ 380,000
Unsecured Note [Member]
Stock Authorization And Issuance [Line Items]
Proceeds from sale of contingent payment rights | $														700,000
Liquidated damages																	1.00%
Maximum liquidated damages in the event the common stock is not registered for resale within specific time periods | $																	$ 100,000
Unsecured contingent payment obligation | $														900,000			$ 900,000
Change in fair value of contingent payment obligation | $							$ 400,000
Warrants, Options And Unvested RSUs [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance																			23,600,000
Pre-funded Warrant [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares																			30,000	2,100,000
Brickell [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock																				5,000,000
Warrant term																			5 years
Exercise price per warrant | $ / shares																				$ 0.16
Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock		5,000,000
Exercise price per warrant | $ / shares		$ 0.74																	$ 0.74
Warrants | $																			$ 5,000,000
Aspire Capital [Member] | Beneficial Owner [Member] | Aspire Capital Fund, LLC [Member]
Stock Authorization And Issuance [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		9.99%
Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant | $ / shares		$ 0.35
Consideration | $ / shares		$ 0.001
Warrants exercised		1,430,000
Proceeds from warrants exercised | $		$ 500,000
Issuance of stocks to consultants | $		$ 1,780,000
Series E Preferred Stock [Member]
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares outstanding																			0
Common Stock [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares																			2,900,000	2,000,000
Sale of common stock | $														$ 43,000	$ 39,000	$ 6,000				$ 45,000
Issuance of stock to consultants, shares	30,000
Issuance of stocks to consultants | $	$ 10,000
Shareholder Approved Equity Compensation Plans [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance																			2,100,000
Weighted Average [Member]
Stock Authorization And Issuance [Line Items]
Warrant term														3 years 4 months 24 days			3 years 4 months 24 days
Exercise price per warrant | $ / shares														$ 0.43			$ 0.43
Maximum [Member] | Unsecured Note [Member]
Stock Authorization And Issuance [Line Items]
Liquidated damages																	6.00%
Maximum [Member] | Aspire Capital, Amendment [Member] | Beneficial Owner [Member] | Aspire Capital Fund, LLC [Member]
Stock Authorization And Issuance [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		19.99%
Market Issuance Sales Agreement [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $																				$ 0.87
Aggregate offering shares																				1,400,000
Principal [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance																			20,800,000
Interest In-Kind [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance																			7,200,000
Private Placements With Accredited Investors [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares							2,571,432
Sale of common stock | $							$ 900,000	$ 200,000
Sale of stock price per share | $ / shares							$ 0.35								$ 0.35
Private Placements With Accredited Investors B [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares								1,169,232
Sale of stock price per share | $ / shares								$ 0.13
Private Placements With Accredited Investors C [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares								166,667
Sale of stock price per share | $ / shares								$ 0.15
Chelsea Investor Relations [Member]
Stock Authorization And Issuance [Line Items]
Issuance of stock to consultants, shares			500,000
Issuance of stocks to consultants | $			$ 150,000
Agreement term																	24 months
Tailwinds Research Group LLC [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock																					200,000
Exercise price per warrant | $ / shares																					$ 1.00
Estimated fair market value | $																					$ 60,000
Agreement term																	12 months
Securities Purchase Agreements [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares														4,365,296
Sale of common stock | $														$ 1,500,000
Sale of stock price per share | $ / shares														$ 0.35			$ 0.35
Offering Under PIPE Agreement [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock											1,900,000	2,000,000
Legal fees | $											$ 50,000
Warrant term												5 years
Number of tranches | item												2
Offering Under PIPE Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock											2,500,000	2,500,000
Exercise price per warrant | $ / shares											$ 0.01	$ 0.01
Offering Under PIPE Agreement [Member] | Share-based Compensation Award, Tranche Two [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $											$ 1,000,000	$ 1,000,000
Warrants to purchase common stock											2,500,000	2,500,000
Exercise price per warrant | $ / shares											$ 0.74	$ 0.74
Director Stock Purchase [Member] | Director [Member]
Stock Authorization And Issuance [Line Items]
Number of directors | item				3
Director Stock Purchase [Member] | Director [Member] | Common Stock [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares				200,000
Sale of stock price per share | $ / shares				$ 0.83
Offerings under Equity Line Agreement [Member]
Stock Authorization And Issuance [Line Items]
Shelf, duration					30 months
Sale of common stock under commitment fee					0.3
Offerings under Equity Line Agreement [Member] | Maximum [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $					$ 20,000,000
Aggregate offering shares																									4,000,000
Rights Agreement [Member]
Stock Authorization And Issuance [Line Items]
Redemption price | $ / shares																			$ 0.01
Exercise price per warrant | $ / shares						$ 14.50
Post reserve split ratio						0.1
Threshold percentage at which rights separte from common stock													15.00%